Financial Instruments	3 Months Ended
Jan. 31, 2025
Text Block [Abstract]
Financial Instruments
18.	Financial instruments
(a) Risk management
The Bank’s principal business activities result in a balance sheet that consists primarily of financial instruments. In addition, the Bank uses derivative financial instruments for both trading and hedging purposes. The principal financial risks that arise from transacting financial instruments include credit risk, liquidity risk and market risk. The Bank’s framework to monitor, evaluate and manage these risks is consistent with that in place as at October 31, 2024.
(i) Credit risk
Credit risk is the risk of loss resulting from the failure of a borrower or counterparty to honour its financial or contractual obligations to the Bank.
Credit risk exposures disclosed below are presented based on the Basel framework utilized by the Bank. The Bank uses the Internal Ratings-Based approach (IRB) for all material Canadian, U.S. and European portfolios, and for a significant portion of the international corporate and commercial portfolios. The remaining portfolios, including other international portfolios, are treated under the standardized approach. Under the IRB approach, the Bank uses internal risk parameter estimates, based on historical experience.
Under the standardized approach, credit risk is estimated using the risk weights as prescribed by the Basel framework, either based on credit assessments by external rating agencies or based on the counterparty type for non-retail
exposures and product type for retail exposures.

Exposure at default (1)	As at
	January 31, 2025			October 31 2024
($ millions)	IRB	Standardized	Total	Total
By exposure sub-type
Non-retail
Drawn (2)(3)	$465,056	$68,707	$533,763	$535,326
Undrawn commitments	89,009	5,479	94,488	99,011
Other exposures (4)	135,971	18,363	154,334	131,677
Total non-retail	$690,036	$92,549	$782,585	$766,014
Retail (5)
Drawn	$302,945	$121,094	$424,039	$417,760
Undrawn commitments	111,833	9,808	121,641	121,609
Other exposures	–	64	64	62
Total retail	$414,778	$130,966	$545,744	$539,431
Total	$1,104,814	$223,515	$1,328,329	$1,305,445
(1)	After credit risk mitigation and excludes equity securities, centralized counterparties, and other assets.
(2)	Non-retail drawn exposures include government guaranteed and privately insured mortgages and retail loans.
(3)	Non-retail drawn includes loans, bankers’ acceptances, deposits with financial institutions and FVOCI debt securities.
(4)	Includes off-balance sheet lending instruments such as letters of credit, letters of guarantee, securitizations, over-the-counter derivatives and repo-style transactions net of related collateral.
(5)	Retail includes residential mortgages, credit cards, lines of credit, other personal loans and small business treated as other regulatory retail.
Credit quality of
non-retail
exposures
The Bank’s
non-retail
portfolio is well diversified by industry. A significant portion of the authorized corporate and commercial lending portfolio was internally assessed at a grade that would generally equate to an investment grade rating by external rating agencies. There has not been a significant change in concentrations of credit risk since October 31, 2024.
Credit quality of retail exposures
The Bank’s retail portfolios consist of a number of relatively small loans to a large number of borrowers. The portfolios are distributed across Canada and a wide range of countries. As such, the portfolios inherently have a high degree of diversification. In addition, as of January 31, 2025, 23% (October 31, 2024 – 24%) of the Canadian residential mortgage portfolio is insured. The average loan-to-value
ratio of the uninsured portion of the Canadian residential mortgage portfolio is 52% (October 31, 2024 – 51%).
Retail standardized portfolio
The retail standardized portfolio of $131 billion as at January 31, 2025 (October 31, 2024 – $127 billion) was comprised of residential mortgages, personal loans, credit cards and lines of credit to individuals, mainly in Latin America and the Caribbean. Of the total retail standardized exposures, $66 billion (October 31, 2024 – $64 billion) was represented by mortgages and loans secured by residential real estate, mostly with a loan-to-value
ratio of below 80%.
(ii) Liquidity risk
Liquidity risk is the risk that the Bank is unable to meet its financial obligations in a timely manner at reasonable prices. The Bank’s liquidity risk is subject to extensive risk management controls and is managed within the framework of policies and limits approved by the Board. The Board receives reports on risk exposures and performance against approved limits. The Asset/Liability Committee (ALCO) provides senior management oversight of liquidity risk.

The key elements of the Bank’s liquidity risk management framework include:

•	liquidity risk measurement and management limits, including limits on maximum net cash outflow by currency over specified short-term horizons;

•	prudent diversification of its wholesale funding activities by using a number of different funding programs to access the global financial markets and manage its maturity profile, as appropriate;

•	large holdings of liquid assets to support its operations, which can generally be sold or pledged to meet the Bank’s obligations;

•	liquidity stress testing, including Bank-specific, global-systemic, and combination systemic/specific scenarios; and

•	liquidity contingency planning.
The Bank’s foreign operations have liquidity management frameworks that are similar to the Bank’s framework. Local deposits are managed from a liquidity risk perspective based on the local management frameworks and regulatory requirements.
(iii) Market risk
Market risk arises from changes in market prices and rates (including interest rates, credit spreads, equity prices, foreign exchange rates and commodity prices), the correlations among them, and their levels of volatility.
Interest rate risk
Interest rate risk is the risk of loss due to the following: changes in the level, slope and curvature of the yield curve; the volatility of interest rates and changes in customers’ preferences (e.g. mortgage prepayment rates).
Non-trading
foreign currency risk
Foreign currency risk is the risk of loss due to changes in spot and forward rates.
As at January 31, 2025, a one per cent increase (decrease) in the Canadian dollar against all currencies in which the Bank operates decreases (increases) the Bank’s before-tax
annual earnings by approximately $38 million (October 31, 2024 – $45 million; January 31, 2024 – $61 million) in the absence of hedging activity, due primarily from exposure to U.S. dollars from the Bank’s operations in the U.S. and activities conducted internationally in this currency and from exposures to Latin American currencies.
A similar change in the Canadian dollar as at January 31, 2025, would increase (decrease) the unrealized foreign currency translation losses in the accumulated other comprehensive income section of shareholders’ equity by approximately $363 million (October 31, 2024 – $324 million; January 31, 2024 – $345 million), net of hedging.
Non-trading
equity risk
Equity risk is the risk of loss due to adverse movements in equity prices. The Bank is exposed to equity risk through its investment equity portfolios. The fair value of investment equity securities is shown in Note
6
.
Trading portfolio risk management
Value at Risk (VaR) is a key measure of market risk in the Bank’s trading activities. The table below shows the Bank’s VaR by risk factor:

	For the three months ended			As at
	January 31, 2025			January 31	October 31	January 31
($ millions)	Average	High	Low	2025	2024	2024
Credit spread plus interest rate	$17.4	$22.2	$10.4	$14.3	$12.5	$19.3
Credit spread (1)	8.0	11.1	6.6	8.6	7.3	9.6
Interest rate	21.8	28.5	14.5	17.2	17.5	7.8
Equities	5.7	9.6	4.2	4.5	5.4	4.8
Foreign exchange	2.6	5.9	1.0	1.3	2.9	5.2
Commodities	2.8	3.5	2.3	3.1	2.8	3.4
Debt specific (1)	n/a	n/a	n/a	n/a	3.6	4.0
Diversification effect	(11.4)	n/a	n/a	(9.3)	(15.0)	(18.2)
Total VaR	$17.1	$21.6	$10.6	$13.9	$12.1	$18.5
(1)	Effective November 1, 2024, credit spread VaR also captures issuer-specific credit spread volatility which was previously included in debt specific VaR.
(b) Financial instruments designated at fair value through profit or loss
In accordance with its risk management strategy, the Bank has elected to designate certain senior note liabilities at fair value through profit or loss to reduce an accounting mismatch between fair value changes in these instruments and fair value changes in related derivatives, and where a hybrid financial liability contains one or more embedded derivatives that are not closely related to the host contract. Changes in fair value of financial liabilities arising from the Bank’s own credit risk are recognized in other comprehensive income, without subsequent reclassification to net income.
The cumulative fair value adjustment due to own credit risk is determined at a point in time by comparing the present value of expected future cash flows over the term of these liabilities discounted at the Bank’s effective funding rate, and the present value of expected future cash flows discounted at a benchmark rate.

The following table presents the fair value of liabilities designated at fair value through profit or loss and their changes in fair value.

	Fair value			Change in fair value (1) Gains/(Losses)			Cumulative change in fair value (2) Gains/(Losses)
	As at			For the three months ended			As at
($ millions)	January 31 2025	October 31 2024	January 31 2024	January 31 2025	October 31 2024	January 31 2024	January 31 2025	October 31 2024	January 31 2024
Liabilities
Senior note liabilities (3)	$39,594	$36,341	$32,074	$486	$159	$(4,254)	$4,626	$4,140	$4,401
(1)	Change in the difference between the contractual maturity amount and the carrying value.
(2)	The cumulative change in fair value is measured from the instrument’s date of initial recognition.
(3)
Changes in fair value attributable to changes in the Bank’s own credit risk are recorded in other comprehensive income. Other changes in fair value are recorded in non-interest
income – trading revenues. The offsetting fair value changes from associated derivatives is also recorded in non-interest
income – trading revenues.

The following table presents the changes in fair value attributable to changes in the Bank’s own credit risk for financial liabilities designated at fair value through profit or loss as well as their contractual maturity and carrying amounts.

	Senior note liabilities
($ millions)	Contractual maturity amount	Carrying value	Difference between contractual maturity amount and carrying value	Changes in fair value for the three months period attributable to changes in own credit risk recorded in other comprehensive income Gains/(Losses)	Cumulative changes in fair value attributable to changes in own credit risk (1) Gains/(Losses)
As at January 31, 2025	$44,220	$39,594	$4,626	$(264)	$(1,177)
As at October 31, 2024	$40,481	$36,341	$4,140	$(46)	$(913)
As at January 31, 2024	$36,475	$32,074	$4,401	$(411)	$(520)
(1)	The cumulative change in fair value is measured from the instruments’ date of initial recognition.
(c) Financial instruments – fair value
Fair value of financial instruments
The calculation of fair value is based on market conditions at a specific point in time and therefore may not be reflective of future fair values. The Bank has controls and processes in place to ensure that the valuation of financial instruments is appropriately determined.
Refer to Note 8 of the Bank’s audited consolidated financial statements in the 2024 Annual Report for the valuation techniques used to fair value its significant financial assets and liabilities.
The following table sets out the fair values of financial instruments of the Bank and excludes non-financial
assets, such as property and equipment, investments in associates, precious metals, goodwill and other intangible assets.

	As at
	January 31, 2025		October 31, 2024
($ millions)	Total fair value	Total carrying value	Total fair value	Total carrying value
Assets:
Cash and deposits with financial institutions	$70,198	$70,198	$63,860	$63,860
Trading assets	136,708	136,708	129,727	129,727
Securities purchased under resale agreements and securities borrowed	195,258	195,258	200,543	200,543
Derivative financial instruments	48,035	48,035	44,379	44,379
Investment securities – FVOCI and FVTPL	124,525	124,525	123,420	123,420
Investment securities – amortized cost	27,653	28,494	28,422	29,412
Loans	764,977	766,305	757,825	760,829
Customers’ liability under acceptances	207	207	148	148
Other financial assets	27,460	27,460	22,467	22,467
Liabilities:
Deposits	964,081	966,049	941,290	943,849
Financial instruments designated at fair value through profit or loss	39,594	39,594	36,341	36,341
Acceptances	210	210	149	149
Obligations related to securities sold short	34,855	34,855	35,042	35,042
Derivative financial instruments	59,847	59,847	51,260	51,260
Obligations related to securities sold under repurchase agreements and securities lent	182,259	182,259	190,449	190,449
Subordinated debentures	8,022	8,042	7,814	7,833
Other financial liabilities	52,102	52,537	53,342	53,387

(d) Fair value hierarchy
The best evidence of fair value for a financial instrument is the quoted price in an active market. Unadjusted quoted market prices for identical instruments represent a Level 1 valuation. Where possible, valuations are based on quoted prices or observable inputs obtained from active markets.
Quoted prices are not always available for
over-the-counter
transactions, as well as transactions in inactive or illiquid markets. In these instances, internal models that maximize the use of observable inputs are used to estimate fair value. The chosen valuation technique incorporates all the factors that market participants would take into account in pricing a transaction. When all significant inputs to models are observable, the valuation is classified as Level 2. Financial instruments traded in a less active market are valued using indicative market prices or other valuation techniques. Fair value estimates do not consider forced or liquidation sales.
Where financial instruments trade in inactive markets, illiquid markets or when using models where observable parameters do not exist, greater management judgement is required for valuation purposes. Valuations that require the significant use of unobservable inputs are classified as Level 3.
The following table outlines the fair value hierarchy and instruments carried at fair value on a recurring basis.

	As at
	January 31, 2025				October 31, 2024
($ millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Instruments carried at fair value on a recurring basis:
Assets:
Precious metals (1)	$–	$3,687	$–	$3,687	$–	$2,540	$–	$2,540
Trading assets
Loans	–	8,048	–	8,048	–	7,649	–	7,649
Canadian federal government and government guaranteed debt	11,241	2,767	–	14,008	11,229	3,742	–	14,971
Canadian provincial and municipal debt	7,029	3,270	–	10,299	6,228	2,185	–	8,413
U.S. treasury and other U.S. agencies’ debt	10,826	–	–	10,826	15,050	–	–	15,050
Other foreign governments’ debt	131	10,496	–	10,627	422	9,932	–	10,354
Corporate and other debt	4,152	7,934	–	12,086	4,940	6,990	4	11,934
Equity securities	68,088	75	10	68,173	59,081	88	21	59,190
Other	–	2,641	–	2,641	–	2,166	–	2,166
	$101,467	$35,231	$10	$136,708	$96,950	$32,752	$25	$129,727
Investment securities (2)
Canadian federal government and government guaranteed debt	$13,774	$7,456	$–	$21,230	$12,739	$8,801	$–	$21,540
Canadian provincial and municipal debt	10,989	8,239	–	19,228	12,823	4,702	–	17,525
U.S. treasury and other U.S. agencies’ debt	41,079	7,222	–	48,301	39,999	6,377	–	46,376
Other foreign governments’ debt	1,310	28,408	–	29,718	3,940	25,346	–	29,286
Corporate and other debt	135	3,513	34	3,682	133	3,359	35	3,527
Equity securities	79	309	1,978	2,366	2,983	317	1,866	5,166
	$67,366	$55,147	$2,012	$124,525	$72,617	$48,902	$1,901	$123,420
Derivative financial instruments
Interest rate contracts	$–	$12,212	$–	$12,212	$–	$11,584	$–	$11,584
Foreign exchange and gold contracts	–	29,262	–	29,262	–	26,004	–	26,004
Equity contracts	118	4,101	58	4,277	150	4,313	44	4,507
Credit contracts	–	174	1	175	–	180	2	182
Commodity contracts	–	2,103	6	2,109	–	2,095	7	2,102
	$118	$47,852	$65	$48,035	$150	$44,176	$53	$44,379
Liabilities:
Deposits (3)	$–	$178	$–	$178	$–	$193	$–	$193
Financial liabilities designated at fair value through profit or loss	–	39,594	–	39,594	–	36,341	–	36,341
Obligations related to securities sold short	29,021	5,834	–	34,855	30,721	4,319	2	35,042

Derivative financial instruments
Interest rate contracts	–	18,887	23	18,910	–	17,895	13	17,908
Foreign exchange and gold contracts	–	31,870	–	31,870	–	25,900	–	25,900
Equity contracts	230	5,400	12	5,642	139	4,687	19	4,845
Credit contracts	–	28	1	29	–	46	1	47
Commodity contracts	–	3,387	9	3,396	–	2,550	10	2,560
	$230	$59,572	$45	$59,847	$139	$51,078	$43	$51,260
(1)	The fair value of precious metals is determined based on quoted market prices and forward spot prices, where applicable, less the cost to sell.
(2)	Excludes debt investment securities measured at amortized cost of $28,494 (October 31, 2024 – $29,412).
(3)	These amounts represent embedded derivatives bifurcated from structured note liabilities measured at amortized cost.

Level 3 instrument fair value changes
Financial instruments categorized as Level 3 as at January 31, 2025, in the fair value hierarchy comprised of corporate bonds, equity securities and derivatives.
The following table summarizes the changes in Level 3 instruments carried at fair value for the three months ended January 31, 2025.
All positive balances represent assets and negative balances represent liabilities. Consequently, positive amounts indicate purchases of assets or settlements of liabilities and negative amounts indicate sales of assets or issuances of liabilities.

	As at January 31, 2025
($ millions)	Fair value, beginning of the quarter	Gains/ (losses) recorded in income (1)	Gains/ (losses) recorded in OCI	Purchases/ Issuances	Sales/ Settlements	Transfers into/out of Level 3	Fair value, end of the quarter	Changes in unrealized gains/(losses) recorded in income for instruments still held (2)
Trading assets
Corporate and other debt	$4	$–	$–	$–	$–	$(4)	$–	$–
Equity securities	21	1	–	1	(13)	–	10	1
	25	1	–	1	(13)	(4)	10	1
Investment securities
Corporate and other debt	35	(1)	–	–	–	–	34	(1)
Equity securities	1,866	52	5	71	(8)	(8)	1,978	51
	1,901	51	5	71	(8)	(8)	2,012	50
Derivative financial instruments – assets
Equity contracts	44	11	–	4	–	(1)	58	11	(3)
Credit contracts	2	(1)	–	–	–	–	1	(1)
Commodity contracts	7	(1)	–	–	–	–	6	(1)

Derivative financial instruments – liabilities
Interest rate contracts	(13)	(10)	–	–	–	–	(23)	(10	) (4)
Equity contracts	(19)	3	–	–	–	4	(12)	3	(3)
Credit contracts	(1)	–	–	–	–	–	(1)	–
Commodity contracts	(10)	1	–	–	–	–	(9)	1
	10	3	–	4	–	3	20	3
Obligations related to securities sold short	(2)	–	–	–	–	2	–	–
Total	$1,934	$55	$5	$76	$(21)	$(7)	$2,042	$54
(1)	Gains or losses for items in Level 3 may be offset with losses or gains on related hedges in Level 1 or Level 2.
(2)	These amounts represent the gains and losses from fair value changes of Level 3 instruments still held at the end of the period that are recorded in the Consolidated Statement of Income
(3)
Certain unrealized gains and losses on derivative assets and liabilities are largely offset by mark-to-market
changes on other instruments included in trading revenues in the Consolidated Statement of Income, since these instruments act as an economic hedge to certain derivative assets and liabilities.

(4)
Certain unrealized losses on interest rate derivative contracts are largely offset by mark-to-market changes on embedded derivatives on certain deposit liabilities in the Consolidated Statement of Income.

The following tables summarize the changes in Level 3 instruments carried at fair value for the three months ended October 31, 2024.

	As at October 31, 2024
($ millions)	Fair value, beginning of the quarter	Gains/ (losses) recorded in income (1)	Gains/ (losses) recorded in OCI	Purchases/ Issuances	Sales/ Settlements	Transfers into/ out of Level 3	Fair value, end of the quarter
Trading assets	$48	$–	$–	$3	$(6)	$(20)	$25
Investment securities	1,822	13	1	72	(40)	33	1,901
Derivative financial instruments	35	1	–	(2)	(8)	(16)	10
Obligations related to securities sold short	–	–	–	–	–	(2)	(2)
(1)	Gains or losses for items in Level 3 may be offset with losses or gains on related hedges in Level 1 or Level 2.
Significant transfers
Significant transfers can occur between the fair value hierarchy levels when additional or new information regarding valuation inputs and their refinement and observability become available. The Bank recognizes transfers between levels of the fair value hierarchy at the end of the reporting period during which the change has occurred.
The following significant transfers made between Level 1 and 2, were based on whether the fair value was determined using quoted market prices from an active market.

During the three months ended January 31, 2025:

•	Trading assets of $1,004 million, investment securities of $788 million and obligations related to securities sold short of $392 million were transferred out of Level 2 into Level 1.

•	Trading assets of $1,519 million, investment securities of $6,393 million and obligations related to securities sold short of $1,366 million were transferred out of Level 1 into Level 2.
During the three months ended October 31, 2024:

•	Trading assets of $1,873 million, investment securities of $4,558 million and obligations related to securities sold short of $447 million were transferred out of Level 2 into Level 1.

•	Trading assets of $1,503 million, investment securities of $3,135 million and obligations related to securities sold short of $296 million were transferred out of Level 1 into Level 2.
There were no significant transfers into and out of Level 3 during the three months ended January 31, 2025 and October 31, 2024.
Level 3 sensitivity
The Bank applies judgement in determining unobservable inputs used to calculate the fair value of Level 3 instruments.
Refer to Note 8 of the Bank’s audited consolidated financial statements for the year ended October 31, 2024 for a description of the significant unobservable inputs for Level 3 instruments and the potential effect that a change in each unobservable input may have on the fair value measurement. There have been no significant changes to the Level 3 sensitivities during the quarter.